Taxation (Details 6) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Deferred tax assets:
Deferred revenue, primarily for advanced payments from online games customers				¥ 624,565		¥ 484,637
Accruals				547,591		478,484
Depreciation of fixed assets				6,911		4,827
Amortization of intangible assets				6,623		9,360
Net operating tax loss carry forward				3,156,923		2,075,475
Deferred tax assets , gross				4,342,613		3,052,783
Less: valuation allowance	¥ (3,255,854)	¥ (1,269,615)	¥ (1,269,615)	(3,255,854)		(2,148,879)	¥ (1,269,615)
Total				1,086,759		903,904
Deferred tax liabilities:
Withholding income tax				621,204		382,030
Others				92,235
Total				713,439		382,030
Movement of the aggregate valuation allowances for deferred tax assets
Balance at the beginning of the period	2,148,879	1,269,615	472,389
Provision/(Write-off) for the year	1,106,975	879,264	797,226
Balance at the end of the period	¥ 3,255,854	¥ 2,148,879	¥ 1,269,615
Withholding income tax
Withholding tax rate on dividend distributed by foreign investment entities to its non-resident enterprise investors (as a percent)	10.00%
Lower withholding income tax rate on dividend applied, if the non-resident enterprise investor is registered in Hong Kong with at least 25% equity interest in the PRC enterprise and meets the relevant conditions or requirements (as a percent)	5.00%
Minimum equity interest in PRC entities (as a percent)	25.00%
Accrued withholding tax liabilities				1,056,900	$ 162.0	846,600	¥ 679,400
Unrecognized deferred tax liabilities related to undistributed earnings of the Group's PRC subsidiaries				¥ 1,110,900	$ 170.2	¥ 993,300